Cover	Aug. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39961
Entity Registrant Name	BlueRiver Acquisition Corp.
Entity Central Index Key	0001831006
Entity Tax Identification Number	98-1577027
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	250 West Nottingham Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78209
City Area Code	210
Local Phone Number	832 3305
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false